Commitments And Contingencies-Office Rent (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies - Office Rent Commitments [Table Text Block]
Rental commitments
2014	443
2015	69
Total	512